Business Segment Information (Details 4) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales and operating revenue to external customers
Sales and operating revenue, Total	¥ 7,181,273	¥ 7,213,998	¥ 7,729,993
Japan [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Domestic	2,152,552	2,099,297	1,873,219
U.S.A. [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	1,443,693	1,595,016	1,827,812
Europe [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	1,539,432	1,644,698	1,987,692
Asia-Pacific [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	1,288,412	1,193,573	1,285,551
Other areas [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	¥ 757,184	¥ 681,414	¥ 755,719